WARBURG PINCUS ADVISOR FUNDS                                    OCTOBER 31, 2000

FIXED INCOME FUND

GLOBAL FIXED INCOME FUND

                                  ANNUAL REPORT

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Warburg Pincus Advisor Funds, P.O. Box 9030, Boston, MA 02205-9030.

                               [GRAPHICS OMITTED]

WARBURG PINCUS FUNDS
PART OF CREDIT SUISSE ASSET MANAGEMENT

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDICINSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT-- OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                December 6, 2000
Dear Shareholder:

   For the 12 months ended October 31, 2000, the Advisor Class shares of Warburg Pincus Fixed Income Fund (the "Fund") had a gain of 5.33%. For the six months ended October 31, 2000, the Fund had a gain of 5.49%, vs. a return of 5.80% for the Lehman Brothers Aggregate Bond Index, the Fund's new benchmark effective May 1, 2000. For the six months ended April 30, 2000, the Fund had a gain of 0.10%, vs. a gain of 1.06% for the Lehman Brothers Intermediate Government/Corporate Bond Index, the Fund's benchmark prior to May 1, 2000.

   The 12 month period was ultimately a positive one for the U.S. bond market. While bonds struggled early on, sentiment became more favorable on the perception that the Federal Reserve was winding down its campaign to raise interest rates (in fact, the Fed last raised rates in May of this year). In short, the economy appeared to be slowing, and inflation remained subdued. Bonds also benefited from volatility in the stock market and worries over corporate profits late in the period, two factors that raised demand for liquidity and safety.

   By sector, high-quality securities such as Treasury bonds had the best results. High-quality corporate and mortgage-backed bonds also had positive total returns, although high-yield (non-investment-grade) corporate bonds were lackluster, hampered by the increasingly clouded profit outlook.

   The Fund's relative return was hindered by its underweighting in Treasury bonds (compared to both Lehman indexes cited above), as these securities outpaced the mortgage-backed and corporate bonds that we continued to favor. That notwithstanding, we believe that the Fund's non-Treasury holdings offer attractive yield differentials over Treasuries and, with regard to corporate bonds, have good potential for credit upgrades.

   We made one significant change to the Fund as a result of the change in benchmark. We raised the Fund's duration, from about 3.8 years in April to roughly 4.8 years as of October 31 (a level more in line with the duration of the Aggregate Bond Index).

   Otherwise, we made no dramatic shifts in strategy, remaining focused on high-quality bonds while favoring corporate and mortgage-backed securities, as noted. Bonds that were well-represented in the Fund included Fannie Mae mortgage-backed issues carrying coupons in the 7% to 8% range. We also maintained exposure to other agency mortgage-backed bonds as well as commercial mortgage-backed securities. In the corporate-bond sector, one

WARBURG PINCUS FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000  (CONT'D)
--------------------------------------------------------------------------------

noteworthy move we made was to add certain telecommunications bonds late in the period, when we viewed them as very attractively priced.

   Looking ahead, we believe that the bond market's underlying fundamentals will remain supportive as a "soft landing" scenario--i.e., moderate economic growth combined with low inflation--continues to unfold. While another Fed interest-rate hike cannot be ruled out, bonds are unlikely to face the sustained rate increases that restrained the group in 1999 and over the first part of this year. Set within a potentially more-favorable environment for bonds over the next year, we will maintain a relatively conservative portfolio while looking for opportunities to add value on the margin.


M. Anthony E. van Daalen
Portfolio Manager

WARBURG PINCUS FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN ADVISOR CLASS SHARES OF WARBURG PINCUS
            FIXED INCOME FUND SINCE INCEPTION AS OF OCTOBER 31, 2000

   The graph below illustrates the hypothetical investment of $10,000 in Advisor Class shares of Warburg Pincus Fixed Income Fund (the "Fund") from July 3, 1996 (inception) to October 31, 2000, compared to the Lehman Brothers Intermediate Government/Corporation Bond Index ("LIGC")1 for the same time period. Past performance does not predict future results.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Average Annual Total Returns for periods ended
                         10/31/00 (Advisor Class shares)

                                        Since Inception
                 1 year        3 year      (7/3/96)
                  5.33%         4.04%        7.26%

                  Fund          LIGC
7/3/96         $10,000.00    $10,000.00
7/31/96         10,014.10     10,029.70
8/31/96         10,058.20     10,037.60
9/30/96         10,213.70     10,177.50
10/31/96        10,393.10     10,357.30
11/30/96        10,573.20     10,494.00
12/31/96        10,565.20     10,426.80
1/31/97         10,637.90     10,467.40
2/28/97         10,703.20     10,487.40
3/31/97         10,615.20     10,415.10
4/30/97         10,709.00     10,537.50
5/31/97         10,812.60     10,625.00
6/30/97         10,938.90     10,722.00
7/31/97         11,209.80     10,940.20
8/31/97         11,128.90     10,885.20
9/30/97         11,272.20     11,011.80
10/31/97        11,381.10     11,133.90
11/30/97        11,387.90     11,158.30
12/31/97        11,466.50     11,247.60
1/31/98         11,628.20     11,395.00
2/28/98         11,595.60     11,386.40
3/31/98         11,616.50     11,423.00
4/30/98         11,667.60     11,480.20
5/31/98         11,763.30     11,564.00
6/30/98         11,844.50     11,638.20
7/31/98         11,839.70     11,679.30
8/31/98         11,971.20     11,862.90
9/30/98         12,161.50     12,160.90
10/31/98        12,086.10     12,149.00
11/30/98        12,147.70     12,148.00
12/31/98        12,168.40     12,196.90
1/31/99         12,202.50     12,263.80
2/28/99         12,060.90     12,083.50
3/31/99         12,150.20     12,173.70
4/30/99         12,178.10     12,211.10
5/31/99         12,089.20     12,117.20
6/30/99         12,082.00     12,125.50
7/31/99         12,062.60     12,114.60
8/31/99         12,043.30     12,123.80
9/30/99         12,149.30     12,236.60
10/31/99        12,168.70     12,268.40
11/30/99        12,174.80     12,283.10
12/31/99        12,133.40     12,242.60
1/31/00         12,093.40     12,197.30
2/29/00         12,178.00     12,298.50
3/31/00         12,281.50     12,426.40
4/30/00         12,166.10     12,397.80
5/31/00         12,139.30     12,417.20
6/30/00         12,430.70     12,636.20
7/31/00         12,533.90     12,732.20
8/31/00         12,729.40     12,882.60
9/30/00         12,813.40     12,999.80
10/31/00        12,817.20     13,059.00

                                                                        FUND
                                                                       ------
1 Year Total Return (9/30/99 to 9/30/00) ...........................    5.46%
3 Year Average Annual Total Return (9/30/97 to 9/30/00) ............    4.37%
Average Annual Total Return
   Since Inception (7/3/96 to 9/30/00) .............................    7.30%

1 The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers, Inc.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT-- OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                December 6, 2000
Dear Shareholder:

   For the 12 months ended October 31, 2000, Warburg Pincus Global Fixed Income Fund (the "Fund") had a gain of 3.88%, vs. gains of 7.30% for the Lehman Brothers Aggregate Bond Index, 6.67% for a Composite Benchmark and 7.76% for the Salomon Brothers World Government Bond Index (Currency-Hedged). The unhedged version of the Salomon index had a loss of 5.08% for the period.

   Most global bond markets had gains for the 12 months in terms of total return (i.e., bond-price changes plus coupon income), though overall results were restrained by ongoing interest-rate uncertainties. Concerned about a potential pick up in inflation, central banks in developed markets were biased toward raising interest rates over much of the period. By region, European bond markets had positive, albeit modest, returns, as did the Japanese and U.S. markets (U.S. Treasuries were quite strong, however, helped by a supportive supply backdrop for these securities). Emerging bond markets generally had good results, buoyed by optimism over revenue growth and credit upgrades with respect to emerging economies.

   Within this environment, the Fund had a gain but lagged its benchmarks for the period. One factor that hindered the Fund was its sizable weighting in U.S. corporate bonds, which lagged Treasuries. On the positive side, the Fund benefited from our continued bias in favor of the U.S. dollar (about 95% of the Fund was denominated in or hedged into dollars as of October 31), as the dollar strengthened vs. most major currencies in the period. The Fund's Latin American holdings also aided its return, buoyed by the region's improving macroeconomic backdrop.

   We made no material changes to the Fund in terms of basic strategy. We remained well-diversified by country, and maintained an emphasis on high-quality debt (the Fund's average credit rating was AA at the end of the period). However, we maintained a meaningful weighting in high-yield debt (about 10% of the Fund as of October 31), including U.S. and European high-yield corporate bonds as well as emerging-market government debt.

   In terms of regional emphasis, we remained biased in favor of the U.S., where we maintained a focus on corporate bonds. Recent underperformance notwithstanding, U.S. corporate bonds--including high-yield debt--have good longer-term prospects in our view. Barring an unforeseen recession, we believe that these bonds will benefit as credit spreads (the yield differentials between high-quality and lower-quality securities) begin to narrow from historically wide levels. Our U.S. exposure also included significant weightings in Treasuries and mortgage-backed securities.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT  ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

   We maintained a relatively small position in Europe, where we generally saw a less-hospitable interest-rate environment compared to the rate outlook in the U.S. That said, we continued to deem certain bonds to be attractive, including government issues (e.g., sovereign Danish and German bonds) as well as corporate securities, such as a euro-denominated telecommunications bond. Elsewhere in developed markets, we maintained noteworthy weightings in Japan and Canada.

   Our emerging-market exposure was largely via Latin America, based on our generally favorable outlook on the region's inflation and interest-rate picture. We also maintained exposure to South Africa and emerging Europe, where we had small positions in Turkish and Bulgarian sovereign debt at the end of the period.

   Looking ahead, we foresee a generally favorable backdrop for global bond markets, notwithstanding the potential for volatility in certain areas, such as the high-yield and emerging-market segments. We believe that interest rates and credit spreads in many markets are potentially near cyclical peaks. In addition, we see interesting investment opportunities developing with respect to foreign currencies. The dollar may be near a peak itself, vs. other major currencies, given the potential for more-moderate growth in the U.S. and other factors, such as pending tax reform in Europe (such reform in our view will increase demand for the euro). Set within this environment, we will continue to focus on bonds and currencies we deem to have the best prospects.


Charles C. Van Vleet
Portfolio Manager

   INTERNATIONAL  INVESTING  ENTAILS  SPECIAL  RISK  CONSIDERATIONS,   INCLUDING
CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN ADVISOR CLASS SHARES OF WARBURG PINCUS
         GLOBAL FIXED INCOME FUND SINCE INCEPTION AS OF OCTOBER 31, 2000

   The graph below illustrates the hypothetical investment of $10,000 in Advisor Class shares of Warburg Pincus Global Fixed Income Fund (the "Fund") from August 12, 1996 (inception) to October 31, 2000, compared to the Salomon Brothers World Government Bond Index (Currency-Hedged) ("Salomon"),1 the Lehman Brothers Aggregate Bond Index ("Lehman"),2 and a Composite Benchmark ("Composite")3 for the same time period. Past performance does not predict future results.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Average Annual Total Returns for periods ended
                         10/31/00 (Advisor Class shares)

                                        Since Inception
                 1 year        3 year      (8/12/96)
                  3.88%         2.93%        6.72%

                  Fund         Solomon      Lehman       Composite
8/12/96        $10,000.00    $10,000.00   $10,000.00    $10,000.00
8/31/96         10,018.30     10,038.90     9,983.30     10,058.80
9/30/96         10,211.00     10,079.70    10,157.30     10,252.80
10/31/96        10,340.60     10,268.20    10,382.30     10,438.30
11/30/96        10,488.70     10,403.60    10,560.10     10,627.20
12/31/96        10,521.60     10,319.50    10,462.00     10,597.60
1/31/97         10,559.80     10,043.80    10,494.00     10,670.60
2/28/97         10,664.70      9,968.66    10,520.20     10,732.30
3/31/97         10,617.00      9,893.00    10,403.70     10,637.00
4/30/97         10,665.40      9,806.33    10,559.50     10,772.80
5/31/97         10,742.70     10,072.80    10,659.20     10,874.90
6/30/97         10,858.80     10,192.90    10,785.80     11,028.50
7/31/97         10,956.80     10,113.60    11,076.70     11,279.60
8/31/97         10,917.60     10,107.80    10,982.30     11,238.00
9/30/97         11,005.80     10,323.10    11,144.30     11,416.60
10/31/97        10,876.10     10,537.30    11,306.00     11,535.90
11/30/97        10,835.80     10,375.60    11,358.00     11,606.60
12/31/97        10,708.00     10,344.40    11,472.40     11,730.40
1/31/98         10,687.60     10,445.00    11,619.70     11,884.50
2/28/98         10,791.30     10,529.90    11,611.10     11,924.40
3/31/98         10,791.30     10,425.60    11,651.00     11,999.10
4/30/98         10,886.20     10,592.30    11,711.80     12,061.30
5/31/98         10,928.70     10,617.10    11,823.10     12,186.90
6/30/98         10,917.80     10,632.80    11,923.20     12,264.50
7/31/98         10,971.30     10,647.00    11,948.60     12,327.80
8/31/98         11,034.90     10,937.00    12,143.00     12,417.90
9/30/98         11,279.90     11,518.50    12,427.40     12,668.40
10/31/98        11,258.40     11,859.70    12,361.70     12,591.80
11/30/98        11,471.20     11,691.40    12,431.90     12,767.00
12/31/98        11,548.10     11,927.60    12,469.30     12,767.50
1/31/99         11,624.30     11,818.10    12,558.40     12,894.80
2/28/99         11,439.50     11,438.20    12,339.10     12,736.70
3/31/99         11,526.40     11,467.30    12,407.50     12,852.50
4/30/99         11,700.50     11,462.60    12,446.80     12,965.50
5/31/99         11,471.10     11,269.40    12,337.80     12,879.20
6/30/99         11,362.20     11,071.90    12,298.40     12,780.50
7/31/99         11,286.00     11,343.10    12,245.50     12,748.50
8/31/99         11,264.60     11,395.30    12,239.30     12,733.20
9/30/99         11,384.00     11,573.10    12,381.20     12,819.80
10/31/99        11,417.00     11,567.30    12,427.00     12,842.90
11/30/99        11,460.40     11,445.90    12,426.20     12,894.20
12/31/99        11,503.90     11,417.90    12,366.30     12,890.80
1/31/00         11,406.20     11,174.50    12,325.90     12,866.30
2/29/00         11,547.60     11,094.30    12,474.90     12,986.00
3/31/00         11,645.80     11,437.70    12,639.20     13,099.00
4/30/00         11,523.50     11,064.20    12,603.00     13,103.00
5/31/00         11,512.00     11,150.40    12,597.20     13,112.10
6/30/00         11,712.20     11,421.00    12,859.20     13,310.10
7/31/00         11,712.20     11,227.50    12,976.00     13,415.70
8/31/00         11,780.20     11,143.10    13,164.00     13,533.70
9/30/00         11,836.70     11,121.10    13,246.80     13,599.40
10/31/00        11,860.40     10,979.90    13,334.50    13,700.40

                                                                        FUND
                                                                       ------
1 Year Total Return (9/30/99 to 9/30/00) ...........................    3.98%
3 Year Average Annual Total Return (9/30/97 to 9/30/00) ............    2.45%
Average Annual Total Return Since Inception
   (8/12/96 to 9/30/00) ............................................    6.76%

1 The Salomon Brothers World Government Bond Index (Currency-Hedged) is a market capitalization-weighted index designed to track major government debt markets and is currency-hedged into U.S. dollars.

2 The Lehman  Brothers  Aggregate Bond Index is composed of the Lehman  Brothers
  Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Aggregate Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch Investors' Service.

3 The Composite Benchmark measures the weighted performance of three component indexes. The weights of the component indexes -- 50% Lehman Brothers Aggregate Bond Index, 35% Salomon Brothers World Government Bond Index Excluding the U.S. (Currency-Hedged), and 15% Merrill Lynch High Yield Master II Index -- correspond to the investment strategy of the fund's manager. The Merrill Lynch High Yield Master II Index provides a broad-based measure of the performance of the non-investment-grade U.S. domestic bond market.

WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2000
--------------------------------------------------------------------------------


                                                          RATINGS1
   PAR                                                  (MOODY'S/S&P)    MATURITY           RATE%              VALUE
   ---                                                  -------------    ---------         ------         ------------
CORPORATE/FOREIGN BONDS (39.0%)

$2,765,000  Abitibi-Consolidated, Inc.                  (Baa3, BBB-)      08/01/05          8.300         $  2,787,261
 2,000,000  ABN-AMRO Bank NV New York
              Branch Subordinate Deposit Notes
              (Callable 08/01/04 @ $100.00)              (Aa2, AA-)       08/01/09          8.250            2,060,148
 1,700,000  Adelphia Communications Corp.                 (B2, B+)        11/15/09          9.375            1,462,000
    40,000  AFC Enterprises, Inc.
              (Callable 05/15/02 @ $105.12)               (B2, B)         05/15/07         10.250               38,400
 1,900,000  Allied Waste North America,
              Inc., Series B
              (Callable 08/01/04 @ $105.00)               (B2, B+)        08/01/09         10.000            1,634,000
   800,000  Amerada Hess Corp.                          (Baa1, BBB+)      10/01/29          7.875              804,000
   950,000  American General Corp.                       (A2, AA-)        08/11/10          7.500              950,778
 1,500,000  Anadarko Petroleum Corp.                    (Baa1, BBB+)      10/15/26          7.500            1,428,342
   415,000  Argosy Gaming Co.                             (B2, B)         06/01/09         10.750              435,750
   500,000  Associates Corp. NA                           (A1, A+)        11/01/18          6.950              462,748
   920,000  AT&T Corp.                                    (A2, A)         03/15/29          6.500              724,522
 4,450,000  Bank of America Corp.                         (Aa3, A)        02/15/10          7.800            4,526,998
   105,000  Brand Scaffold Services, Inc.                 (B3, B-)        02/15/08         10.250               95,025
   700,000  British Sky Broadcasting Group PLC           (Ba1, BB+)       10/15/06          7.300              634,602
   750,000  Centurytel, Inc.                            (Baa2, BBB+)      10/15/10          8.375              751,093
   900,000  Chase Manhattan Corp.                         (A1, A)         06/15/10          7.875              917,694
   950,000  Cilcorp, Inc.                               (Baa2, BB+)       10/15/29          9.375            1,018,403
 1,050,000  Citicorp Subordinate Notes,
              Series F                                    (A1, A+)        11/15/08          6.375              987,825
 3,100,000  Citigroup, Inc.                              (Aa3, A+)        10/01/10          7.250            3,080,656
 4,580,000  Conseco, Inc.                                (B1, BB-)        10/15/06          9.000            2,885,400
 1,750,000  Countrywide Home Loan Co.                     (A3, A)         04/15/09          6.250            1,575,950
   550,000  Cox Communications, Inc.                    (Baa2, BBB)       08/15/09          7.875              554,982
   585,000  CSC Holdings, Inc.                          (Ba1, BB+)        07/15/08          7.250              543,750
    70,000  CSC Holdings, Inc.                          (Ba1, BB+)        07/15/09          8.125               68,238
   700,000  CSX Corp.                                   (Baa2, BBB)       05/01/27          7.950              677,893
    65,000  Dayton Superior Corp.                         (B3, B-)        06/15/09         13.000               61,913
 3,660,000  Dime Bancorp, Inc.                          (Ba1, BBB-)       07/25/01          7.000            3,646,722
 1,550,000  Duke Energy Field Services                  (Baa2, BBB)       08/16/05          7.500            1,565,522
   800,000  Enron Corp.                                 (Baa1, BBB+)      06/15/03          7.875              815,494
 1,600,000  Finova Capital Corp.                          (B3, BB)        09/21/09          7.625              912,048
 1,650,000  Ford Motor Credit Co.                         (A2, A)         07/16/31          7.450            1,525,159
 2,260,000  Ford Motor Credit Co.                         (A2, A)         06/15/10          7.875            2,282,803
 1,600,000  GE Global Insurance Holding Corp.            (Aa1, AA)        06/15/10          7.500            1,616,861
 1,725,000  General Motors Corp.                          (A2, A)         05/01/28          6.750            1,503,353
 1,675,000  Global Crossing Holdings, Ltd.               (Ba2, BB)        11/15/09          9.500            1,608,000
 3,115,000  Golden State Escrow Corp.
              (Callable @ Make Whole + 50 BP)            (Ba1, BB+)       08/01/03          7.000            2,984,843
   300,000  Goldman Sachs Group, Inc.                     (A1, A+)        01/28/10          7.800              303,403
    35,000  Gothic Production Corp., Series B            (B3, CCC)        05/01/05         11.125               36,925
   480,000  Government of Bulgaria Series A
              Collateralized                             (B2, NR)         07/28/24          7.750              360,600
   110,000  HCA - The Healthcare Company                (Ba2, BB+)        09/01/10          8.750              111,170
 2,980,000  HMH Properties, Inc.2                        (Ba3, NR)        05/15/05          9.500            2,920,400
    35,000  Hollinger International Publishing, Inc.     (Ba2, BB)        03/15/05          8.625               35,175

                 See Accompanying Notes to Financial Statements.

                                        7

WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                          RATINGS1
   PAR                                                  (MOODY'S/S&P)    MATURITY           RATE%              VALUE
   ---                                                  -------------    ---------         ------         ------------
CORPORATE/FOREIGN BONDS (CONT'D)
$2,940,000  John Hancock Global Funding II               (Aa2, AA+)       07/02/10          7.900         $  3,014,864
 1,205,000  K-Mart Corp.                                (Baa3, BB+)       12/01/04          8.375            1,044,055
   850,000  Koninklijke Kpn NV, Series 144A               (A3, A-)        10/01/30          8.375              834,275
 1,500,000  Kroger Co.                                    (A1, A+)        12/15/18          6.800            1,292,080
 2,250,000  Lehman Brothers Holdings, Inc.                (A2, A)         06/15/07          8.250            2,299,527
 3,000,000  Level 3 Communications,
              Inc. Senior Notes                           (B3, B)         05/01/08          9.125            2,437,500
 2,230,000  Lockheed Martin Corp.                       (Baa3, BBB-)      12/01/05          7.950            2,293,807
 2,300,000  Lockheed Martin Corp.                       (Baa3, BBB-)      12/01/29          8.500            2,467,999
   750,000  Long Island Savings Bank, Inc.              (Baa3, BBB)       06/13/02          7.000              749,067
 1,370,000  Magnum Hunter Resources, Inc.                 (B2, B)         06/01/07         10.000            1,349,450
   780,000  MGM Grand, Inc.                              (Ba2, BB+)       06/01/07          9.750              813,150
 1,100,000  MGM Mirage, Inc.
              (Callable at Make Whole +25BP)            (Baa3, BBB-)      09/15/10          8.500            1,081,525
 2,200,000  Morgan Stanley Dean Witter & Co.             (Aa3, AA-)       06/15/05          7.750            2,247,755
    40,000  Nextlink Communications, Inc.                 (B2, B)         11/15/08         10.750               35,200
   415,000  Nextlink Communications, Inc.                 (B2, B)         06/01/09         10.750              366,237
 1,000,000  Nextlink Communications, Inc.                 (B2, B)         12/01/09         10.500              870,000
 1,610,000  Nextlink Communications, Inc.                 (B2, B)         12/01/09         12.125              784,875
   700,000  Norfolk Southern Corp.                      (Baa1, BBB)       05/15/27          7.800              681,953
 1,400,000  NTL Communications Corp. Class B2             (B2, B)         10/01/08         11.500            1,288,000
    65,000  Nuevo Energy Co., Series 144A                 (B1, B+)        10/01/10          9.375               65,000
    80,000  Owens-Illinois, Inc.                         (Ba1, BB)        05/15/08          7.350               54,800
   800,000  Pacific Gas & Electric Co.                    (A2, A)         11/01/05          7.375              799,233
 1,015,000  Park Place Entertainment Corp.               (Ba2, BB+)       12/15/05          7.875              979,475
    25,000  Parker Drilling Co., Series D                 (B1, B+)        11/15/06          9.750               24,625
   550,000  Petroleum Geo-Services                      (Baa3, BBB)       07/15/29          8.150              535,876
   500,000  Phillips Petroleum Co.                      (Baa2, BBB)       05/25/05          8.500              527,974
   700,000  Phillips Petroleum Co.                      (Baa2, BBB)       05/25/10          8.750              765,924
 2,000,000  Potomac Electric Power Co.
              (Callable 05/15/02 @ $103.21)               (A1, A)         05/15/27          8.500            2,039,762
    70,000  PSINet, Inc.                                  (B3, B-)        02/15/05         10.000               33,775
   800,000  Raytheon Co.                                (Baa2, BBB-)      08/15/27          7.200              734,954
 1,605,600  Republic of Argentina Debentures             (B1, BB-)        03/31/05          7.625            1,406,907
   660,000  Republic of Argentina
              Global Notes                               (B1, BB-)        12/04/05         11.000              594,000
   870,000  Republic of Argentina                        (B1, BB-)        03/31/23          6.000              572,569
   750,000  Republic of Brazil, Series 30Yr               (B1, B+)        04/15/01          7.375              576,094
 1,970,256  Republic of Brazil                            (B1, B+)        04/15/14          8.000            1,467,841
 1,550,000  Republic of Bulgaria, FLIRB,
              Series A                                    (B2, B+)        07/28/12          2.750            1,101,469
 1,450,000  Republic of Poland
            Collateralized Par Bonds                    (Baa1, BBB+)      10/27/24          3.500              913,500
   420,000  Republic of Poland                          (Baa1, BBB+)      04/27/01          4.000              286,913
 3,400,000  Riggs Capital Trust II
              Preferred Securities, Series C
              (Callable 03/15/07 @ $104.44)              (Ba2, B+)        03/15/27          8.875            2,505,984
 3,980,000  Russian Federation                            (B3, B-)        03/31/30          2.500            1,492,500
    45,000  Ryland Group                                 (Ba2, BB)        09/01/10          9.750               43,425
 2,365,000  Safeway, Inc.
              (Callable @ Make Whole +12.5BP)           (Baa2, BBB)       09/15/04          7.250            2,355,838
 2,775,000  Saks, Inc.                                  (Baa3, BB+)       07/15/04          7.000            1,873,125

                 See Accompanying Notes to Financial Statements.

                                       8


WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                          RATINGS1
   PAR                                                  (MOODY'S/S&P)    MATURITY           RATE%              VALUE
   ---                                                  -------------    ---------         ------         ------------
CORPORATE/FOREIGN BONDS (CONT'D)
$   30,000  Salem Communications Corp.,
              Series B                                    (B3, B-)        10/01/07          9.500         $     28,800
    85,000  Scotts Co.                                    (B2, B+)        01/15/09          8.625               81,175
 1,750,000  Sprint Capital Corp.                        (Baa1, BBB+)      11/15/28          6.875            1,444,581
   300,000  Target Corp.                                  (A2, A)         08/15/10          7.500              298,804
 1,950,000  Telefonica Europe                             (A2, A+)        09/15/05          7.350            1,957,827
 1,850,000  Telefonica Europe                             (A2, A+)        09/15/10          7.750            1,861,685
   900,000  Telefonica Europe                             (A2, A+)        09/15/30          8.250              927,444
 3,195,000  Time Warner, Inc.                           (Baa3, BBB)       05/15/29          6.625            2,757,295
   900,000  Tyco International Group SA                  (Baa1, A-)       01/15/29          6.875              789,524
 1,650,000  U.S. West Capital Funding, Inc.             (Baa1, BBB+)      08/15/01          6.875            1,649,050
   550,000  Viacom, Inc.                                (Baa1, BBB+)      07/30/10          7.700              561,255
   700,000  Viacom, Inc.                                (Baa1, BBB+)      07/30/30          7.875              707,524
   750,000  Visteon Corp.                               (Baa2, BBB)       08/01/10          8.250              743,406
   700,000  Voicestream Wireless Corp.
              (Callable 11/15/04 @ $105.19),
              Series 144A                                 (B2, B-)        11/15/09         10.375              752,500
 1,250,000  Voicestream Wireless Corp.                    (B2, B-)        11/15/09                             909,375
 2,075,000  Wal Mart Stores, Inc.                        (Aa2, AA)        02/15/30          7.550            2,160,212
   700,000  Worldcom, Inc.                                (A3, A-)        08/15/28          6.950              618,156
 1,180,000  Worldcom, Inc.                                (A3, A-)        05/15/06          8.000            1,210,968
                                                                                                          ------------
TOTAL CORPORATE/FOREIGN BONDS (Cost $123,912,606)                                                          120,559,312
                                                                                                          ------------
ASSET/MORTGAGE BACKED SECURITIES (55.3%)
 4,660,000  California Infrastructure, PG&E-1,
              Series 1997-1,
              Class A7 (Callable 09/25/06
              @ $100.00)                                 (Aaa, AAA)       09/25/08          6.420            4,566,427
 2,500,000  Commonwealth Edison Co.                      (Baa1, A-)       02/01/22          8.625            2,546,230
 5,650,000  Commonwealth Edison Transitional
              Funding Trust,
              Series 1998-1, Class A6                    (Aaa, AAA)       06/25/09          5.630            5,316,791
   171,127  Donaldson, Lufkin, & Jenrette,
              Inc. Acceptance Trust,
              Series 1989-1, Class F                     (Aaa, AAA)       03/31/00         11.000              185,523
 9,800,000  Fannie Mae                                   (Aaa, AAA)       07/01/15          7.000            9,751,000
12,248,000  Fannie Mae                                   (Aaa, AAA)       02/18/21          5.750           11,737,258
 4,733,952  Fannie Mae                                   (Aaa, AAA)       03/01/28          8.000            4,794,606
   835,504  Fannie Mae                                   (Aaa, AAA)       05/01/29          7.500              834,721
    60,867  Fannie Mae                                   (Aaa, AAA)       07/01/29          7.500               60,810
    32,461  Fannie Mae                                   (Aaa, AAA)       08/01/29          7.500               32,431
   570,026  Fannie Mae                                   (Aaa, AAA)       08/01/29          7.500              569,492
    75,791  Fannie Mae                                   (Aaa, AAA)       08/01/29          7.500               75,721
   648,928  Fannie Mae                                   (Aaa, AAA)       08/01/29          7.500              648,320
    24,308  Fannie Mae                                   (Aaa, AAA)       08/01/29          7.500               24,285
   316,774  Fannie Mae                                   (Aaa, AAA)       09/01/29          7.000              310,736
    25,907  Fannie Mae                                   (Aaa, AAA)       09/01/29          7.500               25,883
    35,805  Fannie Mae                                   (Aaa, AAA)       09/01/29          7.500               35,772
   107,484  Fannie Mae                                   (Aaa, AAA)       09/01/29          7.500              107,383
   542,182  Fannie Mae                                   (Aaa, AAA)       10/01/29          7.500              541,674
   514,742  Fannie Mae                                   (Aaa, AAA)       10/01/29          7.500              514,260

                 See Accompanying Notes to Financial Statements.

                                        9

WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                          RATINGS1
   PAR                                                  (MOODY'S/S&P)    MATURITY           RATE%              VALUE
   ---                                                  -------------    ---------         ------         ------------
ASSET/MORTGAGE BACKED SECURITIES (CONT'D)
$   79,945  Fannie Mae                                   (Aaa, AAA)       10/01/29          7.500         $     79,871
    36,943  Fannie Mae                                   (Aaa, AAA)       10/01/29          7.500               36,909
    40,989  Fannie Mae                                   (Aaa, AAA)       10/01/29          7.500               40,951
    39,001  Fannie Mae                                   (Aaa, AAA)       10/01/29          7.500               38,965
   653,231  Fannie Mae                                   (Aaa, AAA)       10/01/29          7.000              640,779
   199,479  Fannie Mae                                   (Aaa, AAA)       10/01/29          8.000              202,036
    24,410  Fannie Mae                                   (Aaa, AAA)       10/01/29          7.500               24,387
   656,982  Fannie Mae                                   (Aaa, AAA)       11/01/29          7.500              656,367
    40,313  Fannie Mae                                   (Aaa, AAA)       11/01/29          7.500               40,276
   335,987  Fannie Mae                                   (Aaa, AAA)       11/01/29          7.500              335,673
    98,564  Fannie Mae                                   (Aaa, AAA)       11/01/29          7.500               98,472
    54,689  Fannie Mae                                   (Aaa, AAA)       12/01/29          7.000               53,647
 1,082,021  Fannie Mae                                   (Aaa, AAA)       12/01/29          7.000            1,061,396
    45,737  Fannie Mae                                   (Aaa, AAA)       12/01/29          7.500               45,695
   382,022  Fannie Mae                                   (Aaa, AAA)       12/01/29          7.500              381,664
   144,546  Fannie Mae                                   (Aaa, AAA)       12/01/29          7.000              141,791
   560,232  Fannie Mae                                   (Aaa, AAA)       12/01/29          7.000              549,553
   571,458  Fannie Mae                                   (Aaa, AAA)       12/01/29          7.500              570,923
   190,654  Fannie Mae                                   (Aaa, AAA)       12/01/29          7.500              190,475
   848,308  Fannie Mae                                   (Aaa, AAA)       01/01/30          7.000              832,137
    51,688  Fannie Mae                                   (Aaa, AAA)       01/01/30          7.000               50,703
   584,417  Fannie Mae                                   (Aaa, AAA)       01/01/30          7.500              583,870
    40,224  Fannie Mae                                   (Aaa, AAA)       01/01/30          7.000               39,458
   649,996  Fannie Mae                                   (Aaa, AAA)       01/01/30          8.000              658,325
    78,041  Fannie Mae                                   (Aaa, AAA)       01/01/30          7.500               77,968
 7,435,000  Fannie Mae                                   (Aaa, AAA)       01/15/30          7.125            7,757,471
   326,291  Fannie Mae                                   (Aaa, AAA)       02/01/30          7.000              320,072
    47,147  Fannie Mae                                   (Aaa, AAA)       02/01/30          7.500               47,103
    99,836  Fannie Mae                                   (Aaa, AAA)       02/01/30          7.500               99,743
    34,484  Fannie Mae                                   (Aaa, AAA)       02/01/30          7.500               34,453
 1,227,127  Fannie Mae                                   (Aaa, AAA)       02/01/30          7.000            1,203,735
    24,852  Fannie Mae                                   (Aaa, AAA)       02/01/30          7.000               24,379
   215,362  Fannie Mae                                   (Aaa, AAA)       02/01/30          8.000              218,122
 1,036,972  Fannie Mae                                   (Aaa, AAA)       02/01/30          7.000            1,017,205
   685,753  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.500              685,111
   919,336  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.000              901,811
   686,194  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.500              685,551
 1,294,645  Fannie Mae                                   (Aaa, AAA)       03/01/30          8.000            1,311,233
   843,284  Fannie Mae                                   (Aaa, AAA)       03/01/30          8.000              854,089
   340,293  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.000              333,807
   916,395  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.500              915,536
   163,912  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.500              163,759
   777,387  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.500              776,659
    76,769  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.500               76,698
   417,464  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.000              409,507

                 See Accompanying Notes to Financial Statements.

                                       10


WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                          RATINGS1
   PAR                                                  (MOODY'S/S&P)    MATURITY           RATE%              VALUE
   ---                                                  -------------    ---------         ------         ------------
ASSET/MORTGAGE BACKED SECURITIES (CONT'D)
$  446,690  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.000         $    438,176
    63,214  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.500               63,155
   665,872  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.500              665,248
 1,472,134  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.000            1,444,072
   634,563  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.000              622,467
    69,158  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.500               69,093
   172,081  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.500              171,920
   490,327  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.000              480,981
   723,120  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.000              709,336
   271,120  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.000              265,952
   825,744  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.500              824,970
   993,898  Fannie Mae                                   (Aaa, AAA)       03/01/30          7.500              992,967
   563,176  Fannie Mae                                   (Aaa, AAA)       03/01/30          8.000              570,392
   915,751  Fannie Mae                                   (Aaa, AAA)       03/01/30          8.000              927,484
   565,083  Fannie Mae                                   (Aaa, AAA)       03/01/30          8.000              572,324
 9,600,000  Fannie Mae                                   (Aaa, AAA)       06/01/30          7.000            9,411,000
28,800,000  Fannie Mae                                   (Aaa, AAA)       06/01/30          8.000           29,151,000
 3,038,000  Fannie Mae, Series 1993-196,
              Class J                                    (Aaa, AAA)       10/25/08          5.500            2,895,472
 4,920,000  Fannie Mae, Series 1997-51,
              Class KB
              Guaranteed REMIC TR                        (Aaa, AAA)       03/20/08          7.000            4,865,093
11,000,000  Fannie Mae, Series 1997-79, Class KB         (Aaa, AAA)       07/18/26          6.000           10,030,350
 4,700,000  Fannie Mae, Series 1998-M4,
              Class B                                    (Aaa, AAA)       12/25/23          6.424            4,578,352
    36,990  Federal Home Loan Mortgage
              Corp. PC                                   (Aaa, AAA)       10/08/99          8.750               37,442
14,750,000  Ginnie Mae                                   (Aaa, AAA)       07/01/30          7.500           14,805,312
   800,000  Korea Asset Funding, Ltd.,
              Series 2000-1A, Class 1                    (Baa2, NR)       02/10/09          8.891              794,000
 1,653,214  LB Commercial Conduit
              Mortgage Trust Class 99-C2 A1              (Aaa, NR)        07/15/08          7.105            1,666,612
 1,000,000  MBNA Master Credit Card Trust,
              Series 99-J, Class A                       (Aaa, AAA)       02/15/12          7.000            1,004,350
 3,300,000  Merrill Lynch Mortgage Investors, Inc.,
              Series 1999-C1, Class A2                   (NR, AAA)        09/15/09          7.560            3,390,222
 2,664,335  Morgan Stanley Mortgage Trust,
              Series 40, Class 8                         (NR, AAA)        07/20/21          7.000            2,634,300
 4,000,000  Nomura Asset Securities Corp.,
              Series 1993-1, Class B1                     (NR, A)         12/15/01          6.680            3,966,050
   788,853  Nomura Asset Securities Corp.,
              Series 1994-4B, Class 4A                   (Aaa, AAA)       09/25/24          8.300              795,760
   632,479  Residential Funding Mortgage
              Securities I, Series 96 - S2,
              Class A1                                   (NR, AAA)        01/25/11          6.750              628,527
 2,500,000  Shurgard Pass-Through
              CTFS Trust (Nomura Asset
              Securities Corp.), Series 1,
              Class 1                                     (NR, NR)        11/15/00          8.240            2,501,943
   994,096  Small Business Administration
              Guaranteed-Development
              Participation Certificate
              Debenture Series 1992-20D
              (Callable 10/01/02 @ $100.00)              (Aaa, AAA)       12/22/03          8.200            1,023,341
                                                                                                          ------------
TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $173,520,587)                                                 170,945,321
                                                                                                          ------------

                See Accompanying Notes to Financial Statements.

                                       11


WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                          RATINGS1
   PAR                                                  (MOODY'S/S&P)    MATURITY           RATE%              VALUE
   ---                                                  -------------    ---------         ------         ------------
UNITED STATES TREASURY OBLIGATIONS (1.7%)
$3,700,000  U.S. Treasury Notes                          (Aaa, AAA)       11/15/03          4.250           $3,533,752
 1,100,000  U.S. Treasury Notes                          (Aaa, AAA)       09/30/02          6.000            1,101,503
   100,000  U.S. Treasury Notes                          (Aaa, AAA)       11/15/04          5.875              100,068
   450,000  U.S. Treasury Notes                          (Aaa, AAA)       05/15/05          6.750              466,664
                                                                                                          ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,203,421)                                                  5,201,987
                                                                                                          ------------
  NUMBER
    OF
  SHARES
 -------
PREFERRED STOCKS (3.2%)
    36,800  Banco Totta & Acores Financial Corp., Series A
              (Callable 10/11/06 @ $25.00)                                                  8.875              837,200
    72,000  Equity Residential Properties Trust, Series D REIT
              (Callable 07/15/07 @ $25.00)                                                  8.600            1,647,000
    65,050  Natexis Bank, Series A
              (Callable 06/30/08 @ $100.00)                                                 8.440            6,214,308
    27,250  Prologis Trust, Series C REIT
              (Callable 11/13/26 @ $50.00)                                                  8.540            1,181,119
                                                                                                          ------------
TOTAL PREFERRED STOCKS (Cost $10,573,126)                                                                    9,879,627
                                                                                                          ------------
SHORT TERM INVESTMENTS (16.1%)
34,850,559  Institutional Money Market Trust                                                                34,850,559
14,967,214  RBB Money Market Portfolio                                                                      14,967,214
                                                                                                          ------------
TOTAL SHORT TERM INVESTMENTS (Cost $49,817,773)                                                             49,817,773
                                                                                                          ------------
WARRANTS (0.0%)
        65  Dayton Superior (strike price $0.01 for 0.69 share
              per warrant, expiration date 6/15/09) (Cost $1,300)                                                1,300
                                                                                                          ------------
TOTAL INVESTMENTS ATVALUE (115.3%) (Cost $363,028,813 3)                                                   356,405,320

LIABILITIES IN EXCESS OF OTHER ASSETS (-15.3%)                                                             (47,413,741)
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $308,991,579
                                                                                                          ============
NET ASSET VALUE, offering and redemption price per Common
  Class share ($302,187,709 / 30,885,076 shares)                                                                 $9.78
                                                                                                                 =====
NET ASSET VALUE, offering and redemption price per Advisor
  Class share ($6,803,870 / 695,665 shares)                                                                      $9.78
                                                                                                                 =====

                            INVESTMENT ABBREVIATIONS
                   NR = Not Rated
                REMIC = Real Estate Mortgage Investment Conduit
                 CTFS = Certificates
                 REIT = Real Estate Investment Trust
--------------------------------------------------------------------------------

1 Credit ratings given by Moody's Investors Service,  Inc. and Standard & Poor's
  Ratings Group are unaudited.
2 Illiquid security.
3 Cost for federal income tax purposes is $363,048,276.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2000
--------------------------------------------------------------------------------


                                                 RATINGS2
   PAR1                                        (MOODY'S/S&P)      MATURITY    RATE%          VALUE
 --------                                      -------------      --------   -------      ------------
FOREIGN BONDS (32.7%)
ARGENTINA (3.2%)
     692,000   (A) Banco Hipotecario
                 (Putable 12/03/01 @ $100.00)    (B1, NR)         12/03/08    13.000      $    683,350
     740,000   (A) Republic of Argentina,
                 Series XW                       (B1, BB)         12/04/05    11.000           666,000
   1,000,800   (A)Repubic of Argentina,          (B1, BB)         03/31/05     7.375           876,951
     300,000   (A) Republic of Argentina,
                 Series L-GP                    (B1, BB-)         03/31/23     6.000           197,438
   1,484,000   (A) Telecom Argentina++          (B1, BBB-)        07/12/01     9.750         1,483,669
                                                                                          ------------
                                                                                             3,907,408
                                                                                          ------------
BRAZIL (0.3%)
     300,000   (A) Republic of Brazil            (B2, B+)         04/15/24     7.375           230,438
     189,000   (A) Republic of Brazil            (B1, B+)         08/17/40    11.000           144,113
                                                                                          ------------
                                                                                               374,551
                                                                                          ------------
BULGARIA (0.4%)
     690,000   (A) Republic of Bulgaria,
                 Discount Bond, Series A         (B2, NR)          7/28/24     7.062           518,362
                                                                                          ------------
CANADA (3.5%)
   6,845,000   Province of British Columbia      (Aa2, AA-)       12/01/06     5.250         4,287,694
                                                                                          ------------
CHINA (0.7%)
     985,000   (B) HSBC Capital Funding LP       (NR, NR)         06/30/49     8.030           845,325
                                                                                          ------------
DENMARK (4.1%)
  40,400,000   Kingdom of Denmark                (Aaa, AAA)       11/15/07     7.000         4,993,448
                                                                                          ------------
GERMANY (6.7%)
   1,173,000   (A) Deutsche Bank AG,
                 Series 144A (Callable
                 06/30/09 @ $100.00)             (A1, A+)         12/29/49     7.872         1,120,641
   2,000,000   (B) German Government             (Aaa, NR)        01/04/10     5.375         1,714,276
   6,500,000   (B) German Government,
                 Series 99                       (Aaa, NR)        07/04/09     4.500         5,230,898
                                                                                          ------------
                                                                                             8,065,815
                                                                                          ------------
ITALY (4.3%)
   4,200,000   (B) Buoni Poliennali Del Tes      (Aa3, AA)        05/01/03     4.750         3,517,741
   2,255,000   (B) Buoni Poliennali Del Tes      (Aa3, AA)        11/01/09     4.250         1,740,565
                                                                                          ------------
                                                                                             5,258,306
                                                                                          ------------
JAPAN (4.8%)
 580,000,000   Japan Government                 (Aa1, AAA)        12/20/05     2.900         5,782,679
                                                                                          ------------
RUSSIA (0.3%)
   1,000,000   (A) Russian Federation,
                 Series 144A                     (NR, B-)         03/31/30     2.500           375,000
                                                                                          ------------
SOUTH AFRICA (1.8%)
  16,860,000   Republic of South Africa         (Baa1, BBB+)      08/31/10    13.000         2,141,750
                                                                                          ------------
TURKEY (0.7%)
 641,550,000   Republic of Turkey                (NR, NR)         05/23/01    33.137           782,193
                                                                                          ------------
                See Accompanying Notes to Financial Statements.

                                       13


WARBURG PINCUS GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                 RATINGS2
   PAR1                                        (MOODY'S/S&P)      MATURITY    RATE%          VALUE
 --------                                      -------------      --------   -------      ------------
FOREIGN BONDS (CONT'D)
UNITED KINGDOM (1.9%)
   1,456,000   (A) Lloyds TSB Bank PLC
                 (Callable 07/15/09 @ 100 EUR)   (Aa2, A+)        07/15/49     5.625      $  1,181,941
   1,000,000   (B) Royal Bank of Scotland PLC    (A1, AA-)        03/31/49     6.770           852,993
     295,000   (B) British Sky Broadcasting Inc. (Ba1, BB+)       10/15/06     7.300           267,440
                                                                                          ------------
                                                                                             2,302,374
                                                                                          ------------
TOTAL FOREIGN BONDS (Cost $45,303,282)                                                      39,634,905
                                                                                          ------------
UNITED STATES BONDS/NOTES (59.1%)
   3,560,000   California Infrastructure
                 San Diego Gas & Electric
                 Rate Reduction Series 1997-1
                 Class A7                        (Aaa, AAA)       12/26/09     6.370         3,455,532
     305,000   CSC Holdings, Inc.                (Ba1, BB+)       07/15/08     7.250           283,494
   1,490,000   Conseco, Inc.                     (B1, BB-)        10/15/06     9.000           938,700
     600,000   Duke Energy Field Services       (Baa2, BBB)       08/16/05     7.500           606,008
     615,717   Fannie Mae                        (Aaa, AAA)       10/01/24     6.500           592,243
   1,500,000   Fannie Mae                        (Aaa, AAA)       11/01/30     7.000         1,470,469
     280,000   Federal Home Loan Bank            (Aaa, AAA)       08/15/06     6.375           277,437
 197,000,000   (C) Ford Motor Credit Co.          (A1, A+)        02/07/05     1.200         1,774,847
     500,000   Ford Motor Credit Co.              (A2, A)         06/15/10     7.875           505,045
     300,000   GE Global Insurance               (Aa1, AA)        06/15/10     7.500           303,161
   2,729,228   Ginnie Mae                        (Aaa, AAA)       03/15/26     7.000         2,693,407
   3,382,187   Ginnie Mae                        (Aaa, AAA)       03/15/29     6.500         3,268,039
     640,000   Global Crossing Holdings, Ltd.
                 (Callable 11/01/04 @ $104.75)   (Ba2, BB)        11/15/09     9.500           614,400
   2,931,000   (B) GMAC Swift Trust
                 Series 1999-1                   (Aaa, AAA)       01/18/05     5.000         2,419,974
   1,600,000   Golden State Escrow Corp.
                 (Callable @ Make Whole +50BP)   (Ba1, BB+)       08/01/03     7.000         1,533,146
     600,000   John Hancock Global
                 Funding II Series 144A          (NR, AA+)        07/02/10     7.900           615,278
   2,435,000   Illinois Power Transitional
                 Funding Trust,
                 Series 1998-1, Class A6        (Aaa, AAA)        06/25/09     5.540         2,279,805
   5,308,000   MBNA Master Credit Card
                 Trust II Series 1997-I,
                 Class A                         (NR, NR)         01/15/07     6.550         5,279,443
     295,000   MGM Mirage, Inc.                  (Ba2, BB+)       06/01/07     9.750           307,538
     800,000   Nextel Communications, Inc.
                 (Callable 02/15/03 @ 104.97)    (B1, B-)         02/15/08    10.737           598,000
     600,000   Nextlink Communications, Inc.       (B2, B)        12/01/09    15.113           292,500
     360,000   Nextlink Communications, Inc.      (B2, B)         12/01/09    10.500           313,200
   1,840,000   NTL Communications Corp. Class B3  (B2, B)         10/01/08    11.500         1,692,800
     400,000   Park Place Entertainment          (Ba2, BB+)       12/15/05     7.875           386,000
   5,070,000   PECO Energy Transition Trust      (Aaa, AAA)       03/01/09     6.050         4,853,435
      90,000   Phillips Petroleum Company       (Baa2, BBB)       05/25/05     8.500            95,035
     305,000   Rogers Wireless Communications,
                 Sr. Sub. Notes
                 (Callable 10/01/02 @ $104.40)  (Ba2, BB-)        10/01/07     8.800           303,475
 248,000,000    (C) Toyota Motor Credit Corp.   (Aa1, AAA)        12/20/04     1.000         2,268,054

                 See Accompanying Notes to Financial Statements.

                                       14

WARBURG PINCUS GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                 RATINGS2
   PAR1                                        (MOODY'S/S&P)      MATURITY    RATE%          VALUE
 --------                                      -------------      --------   -------      ------------
UNITED STATES BONDS/NOTES (CONT'D)
   1,165,000   U.S. Treasury Bonds               (Aaa, AAA)       08/15/10     5.750      $  1,164,273
  10,800,000   U.S. Treasury Notes               (Aaa, AAA)       05/15/05     6.750        11,199,946
  11,355,000   U.S. Treasury Notes               (Aaa, AAA)       08/15/09     6.000        11,476,464
     830,000   U.S. Treasury Notes               (Aaa, AAA)       02/15/10     6.500           869,102
   5,661,000   U.S. Treasury Notes               (Aaa, AAA)       08/15/29     6.125         5,864,445
     300,000   U.S. Treasury Notes               (Aaa, AAA)       05/15/30     6.250           319,641
     800,000   Voicestream Wireless Holding,
                 Series 144A
                 (Callable 11/15/04 @ $105.19)    (B2, B-)        11/15/09    10.375           860,000
                                                                                          ------------
TOTAL UNITED STATES BONDS/NOTES (Cost $73,236,887)                                          71,774,336
                                                                                          ------------
UNITED STATES TREASURY BILLS4 (0.1%)
      10,000   U.S. Treasury Bills               (Aaa, AAA)       03/01/01     5.873             9,798
      20,000   U.S. Treasury Bills               (Aaa, AAA)       03/01/01     6.025            19,595
       5,000   U.S. Treasury Bills               (Aaa, AAA)       03/01/01     6.059             4,899
      15,000   U.S. Treasury Bills               (Aaa, AAA)       03/01/01     6.060            14,696
                                                                                          ------------
TOTAL UNITED TREASURY BILLS (Cost $48,994)                                                      48,988
                                                                                          ------------
  NUMBER OF
   SHARES
  ---------
PREFERRED STOCK (1.9%)
      23,900   Natexis AMBS Co. Series A
                 (Callable 06/30/08 @ $100.00)
                 (Cost $2,387,492)                                             8.540         2,283,197
                                                                                          ------------
SHORT TERM INVESTMENT (4.1%)
   4,977,211   RBB Money Market Portfolio (Cost $4,977,211)                                  4,977,211
                                                                                          ------------
TOTAL INVESTMENTS AT VALUE (97.8%) (Cost $125,953,866 5)                                   118,718,637

OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)                                                 2,612,171
                                                                                          ------------
NET ASSETS (100.0%)                                                                       $121,330,808
                                                                                          ============
NET ASSET VALUE, offering and redemption price per Common
  Class share ($121,309,151 / 12,488,897 shares)                                                $ 9.71
                                                                                                ======
NET ASSET VALUE, offering and redemption price per Advisor
  Class share ($21,657 / 2,106 shares)                                                          $10.28
                                                                                                ======
                            INVESTMENT ABBREVIATIONS
                          EUR = European Currency Unit
                           NR = Not Rated
--------------------------------------------------------------------------------

1 Unless otherwise indicated below, all securities are denominated in the currency of the issuers' country of origin.
2 Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
3  Illiquid security
4  Collateralized against futures obligations.
5  Cost for federal income tax purposes is $125,956,030.
(A)Denominated in U.S. Dollars.
(B)Denominated in Euro.
(C)Denominated in Japanese Yen.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2000
--------------------------------------------------------------------------------


                                                                                         WARBURG PINCUS
                                                           WARBURG PINCUS                    GLOBAL
                                                            FIXED INCOME                  FIXED INCOME
                                                               FUND                           FUND
                                                           --------------                -------------
ASSETS
  Investments at value (Cost $363,028,813 and
    $125,953,866, respectively)                             $356,405,320                  $118,718,637
  Cash                                                               625                             0
  Receivable on forward currency contracts                             0                       183,155
  Receivable for investments sold                             30,531,273                     4,550,309
  Dividends and interest receivable                            4,136,088                     2,178,832
  Receivable for fund shares sold                                390,491                       163,993
  Margin receivable on futures                                         0                         9,776
  Prepaid expenses and other assets                               36,482                        31,700
                                                            ------------                  ------------
    Total Assets                                             391,500,279                   125,836,402
                                                            ------------                  ------------
LIABILITIES
  Advisory fee payable                                           126,361                        43,935
  Administrative fee payable                                      48,878                        19,205
  Directors fee payable                                            2,825                         2,400
  Payable for investments purchased                           81,787,953                     4,080,330
  Payable for fund share redeemed                                271,907                       250,902
  Dividends payable                                              159,416                             0
  Accrued expenses payable                                       111,360                       108,822
                                                            ------------                  ------------
    Total Liabilities                                         82,508,700                     4,505,594
                                                            ------------                  ------------
NET ASSETS
  Capital stock, $ .001 par value                                 31,580                         5,977
  Paid-in capital                                            327,451,151                   142,220,072
  Accumulated undistributed net investment income                 23,013                     2,919,475
  Accumulated net realized loss from investments
    and foreign currency related transactions                (11,890,672)                  (16,702,354)
  Net unrealized depreciation from
    investments and foreign currency related translations     (6,623,493)                   (7,112,362)
                                                            ------------                  ------------
    Net Assets                                              $308,991,579                  $121,330,808
                                                            ============                  ============
COMMON SHARES
  Net assets                                                $302,187,709                  $121,309,151
                                                            ------------                  ------------
  Shares outstanding                                          30,885,076                    12,488,897
                                                            ------------                  ------------
  Net asset value, offering price and redemption
    price per share                                         $       9.78                  $       9.71
                                                            ============                  ============
ADVISOR SHARES
  Net assets                                                $  6,803,870                  $     21,657
                                                            ------------                  ------------
  Shares outstanding                                             695,665                         2,106
                                                            ------------                  ------------
  Net asset value, offering price and redemption
    price per share                                         $       9.78                  $      10.28
                                                            ============                  ============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2000
--------------------------------------------------------------------------------

                                                                                          WARBURG PINCUS
                                                                       WARBURG PINCUS        GLOBAL
                                                                        FIXED INCOME       FIXED INCOME
                                                                            FUND              FUND
                                                                       --------------     --------------
INVESTMENT INCOME:
    Dividends                                                           $   862,030        $   201,716
    Interest                                                             23,628,791          7,647,838
                                                                        -----------        -----------
      Total investment income                                            24,490,821          7,849,554
                                                                        -----------        -----------
EXPENSES:
    Investment advisory fees                                              1,681,883          1,214,634
    Administrative fees                                                     529,569            194,076
    Transfer agent fees                                                     166,296            163,622
    Printing expense                                                        113,202             60,966
    Custodian/Sub-custodian fees                                             66,541             79,354
    Registration fees                                                        33,999             29,660
    Legal fees                                                               26,225             16,337
    Audit fees                                                               25,100             20,893
    Shareholder servicing/distribution fees                                  16,570                128
    Directors/Trustees fees                                                  10,820             10,161
    Insurance expense                                                         1,765              1,243
    Interest expense                                                          1,165                879
    Miscellaneous expenses                                                   13,178              5,182
                                                                        -----------        -----------
                                                                          2,686,313          1,797,135
    Less: fees waived and transfer agent offsets                           (146,918)          (643,106)
                                                                        -----------        -----------
      Total expenses                                                      2,539,395          1,154,029
                                                                        -----------        -----------
       Net investment income                                             21,951,426          6,695,525
                                                                        -----------        -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain/(loss) from:
      Investments                                                        (9,807,340)        (3,011,156)
      Foreign currency forward transactions                                       0          6,830,514
      Other foreign exchange transactions                                         0         (1,346,359)
                                                                        -----------        -----------
                                                                         (9,807,340)         2,472,999
                                                                        -----------        -----------
    Net change in unrealized appreciation/(depreciation) from:
      Investments                                                         5,206,499         (3,211,859)
      Futures contracts                                                           0             21,434
      Translation of assets and liabilities in foreign currencies                 0           (678,518)
                                                                        -----------        -----------
                                                                          5,206,499         (3,868,943)
                                                                        -----------        -----------
    Net loss on investments and foreign currency transactions            (4,600,841)        (1,395,944)
                                                                        -----------        -----------
    Net increase in net assets resulting from operations                $17,350,585        $ 5,299,581
                                                                        ===========        ===========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  WARBURG PINCUS                          WARBURG PINCUS
                                                                FIXED INCOME FUND                   GLOBAL FIXED INCOME FUND
                                                        ---------------------------------        --------------------------------
                                                               FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                                                   OCTOBER 31,                             OCTOBER 31,
                                                            2000                 1999                2000                1999
                                                        -------------       -------------        ------------       -------------
FROM OPERATIONS:
    Net investment income                               $  21,951,426       $  23,252,281        $  6,695,525       $   7,389,712
    Net realized gain/(loss) from investments and
      foreign currency related transactions                (9,807,340)         (1,962,658)          2,472,999          (2,940,729)
    Net change in unrealized appreciation/
      (depreciation) from investments and
      foreign currency related translations                 5,206,499         (17,380,764)         (3,868,943)           (981,559)
                                                        -------------       -------------        ------------       -------------
    Net increase in net assets resulting
      from operations                                      17,350,585           3,908,859           5,299,581           3,467,424
                                                        -------------       -------------        ------------       -------------
FROM DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income:
      Common Class shares                                 (21,533,335)        (23,048,992)         (9,301,461)         (8,236,456)
      Advisor Class shares                                   (418,091)           (203,289)             (1,216)                  0
    Dividends in excess of net investment income:
      Common Class shares                                     (39,026)            (40,837)         (2,563,464)           (164,530)
      Advisor Class shares                                       (763)               (326)                  0            (148,403)
    Distributions from net realized gains:
      Common Class shares                                           0          (1,625,676)                  0                   0
      Advisor Class shares                                          0             (12,945)                  0                   0
    Distributions in excess of net realized gains:
      Common Class shares                                           0             (61,094)                  0                   0
      Advisor Class shares                                          0                   0                   0                   0
                                                        -------------       -------------        ------------       -------------
      Net decrease in net assets from
       dividends and distributions                        (21,991,215)        (24,993,159)        (11,866,141)         (8,549,389)
                                                        -------------       -------------        ------------       -------------
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                          190,117,460         189,568,336          42,765,183          77,765,560
    Reinvestment of dividends and distributions            19,523,822          21,725,382          11,112,722           7,581,877
    Net asset value of shares redeemed                   (296,259,076)       (216,553,616)        (61,376,243)       (105,518,211)
                                                        -------------       -------------        ------------       -------------
    Net decrease in net assets from capital
      share transactions                                  (86,617,794)         (5,259,898)         (7,498,338)        (20,170,774)
                                                        -------------       -------------        ------------       -------------
    Net decrease in net assets                            (91,258,424)        (26,344,198)        (14,064,898)        (25,252,739)

NET ASSETS:
    Beginning of year                                     400,250,003         426,594,201         135,395,706         160,648,445
                                                        -------------       -------------       -------------       -------------
    End of year                                         $ 308,991,579       $ 400,250,003        $121,330,808       $ 135,395,706
                                                        =============       =============        ============       =============
    Undistributed net investment income                 $      23,013       $      62,993        $  2,919,475       $   2,605,936
                                                        =============       =============        ============       =============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                          2000             1999             1998             1997          1996 1
                                                         ------           ------           ------           ------         ------
PER-SHARE DATA
Net asset value, beginning of period                     $ 9.89           $10.41           $10.43           $10.10         $ 9.90
                                                         ------           ------           ------           ------         ------
INVESTMENT ACTIVITIES:
  Net investment income                                    0.62             0.54             0.56             0.60           0.19
  Net gains (losses) on investments
    and foreign currency related transactions
    (both realized and unrealized)                        (0.11)           (0.48)            0.07             0.33           0.20
                                                         ------           ------           ------           ------         ------
      Total from investment activities                     0.51             0.06             0.63             0.93           0.39
                                                         ------           ------           ------           ------         ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment
    income                                                (0.62)           (0.54)           (0.56)           (0.60)         (0.19)
  Distributions from net realized gains                    0.00            (0.04)           (0.09)            0.00           0.00
                                                         ------           ------           ------           ------         ------
      Total dividends and distributions                   (0.62)           (0.58)           (0.65)           (0.60)         (0.19)
                                                         ------           ------           ------           ------         ------
Net asset value, end of period                           $ 9.78           $ 9.89           $10.41           $10.43         $10.10
                                                         ======           ======           ======           ======         ======
Total return                                               5.33%            0.67%            6.21%            9.51%          3.93%2

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                 $6,804           $6,817           $3,058           $3,963         $  911
  Ratio of expenses to average net assets3                 1.02%            1.01%            1.00%            1.00%          1.00%4
  Ratio of net income to average net assets                6.31%            5.38%            5.40%            5.62%          5.85%4
  Decrease reflected in above operating
    ratios due to waivers/reimbursements                   0.02%            0.05%            0.04%            0.08%          0.11%4
Portfolio turnover rate                                  247.21%          144.02%          124.04%          129.06%        194.23%

--------------------------------------------------------------------------------

1 For the period July 3, 1996  (Commencement of Operations)  through October 31,
  1996.
2 Non-annualized.
3 Interest  earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .02%, .01%, .00%, .00%, and .00% for the years or period ended October 31, 2000, 1999, 1998, 1997, and 1996, respectively. The Advisor Class shares' operating expense ratio after reflecting these arrangements was 1.00% for each of the years or period ended October 31, 2000, 1999, 1998, 1997, and 1996.
4 Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                         2000          1999           1998           1997        1996 1
                                                        ------        ------         ------         ------       ------
PER-SHARE DATA
Net asset value, beginning of period                    $10.48        $10.57         $10.90         $11.17       $10.90
                                                        ------        ------         ------         ------       ------
INVESTMENT ACTIVITIES:
  Net investment income                                   0.52 2        0.44 2         0.37           0.41         0.10
  Net gains (losses) on investments and
    foreign currency related transactions
    (both realized and unrealized)                       (0.12)        (0.29)         (0.02)          0.15         0.27
                                                        ------        ------         ------         ------       ------
      Total from investment activities                    0.40          0.15           0.35           0.56         0.37
                                                        ------        ------         ------         ------       ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                   (0.60)        (0.00)         (0.68)         (0.29)       (0.10)
  Dividends in excess of net investment
    income                                                0.00         (0.24)          0.00           0.00         0.00
  Distributions from net realized gains                   0.00          0.00           0.00          (0.54)        0.00
                                                        ------        ------         ------         ------       ------
      Total dividends and distributions                  (0.60)        (0.24)         (0.68)         (0.83)       (0.10)
                                                        ------        ------         ------         ------       ------
Net asset value, end of period                          $10.28        $10.48         $10.57         $10.90       $11.17
                                                        ======        ======         ======         ======       ======
Total return                                              3.88%         1.41%          3.51%          5.18%        3.41%3

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                $   22        $   69         $6,518         $8,935       $   39
  Ratio of expenses to average net assets4                1.47%         1.45%          1.45%          1.45%        1.45%5
  Ratio of net income to average net assets               4.90%         4.14%          4.75%          4.76%        5.69%5
  Decrease reflected in above operating expense
    ratios due to waivers/reimbursements                  0.51%         0.49%          0.37%          0.33%        0.21%5
Portfolio turnover rate                                 100.84%       365.02%        233.73%        202.92%      123.90%

--------------------------------------------------------------------------------

1 For the period August 12, 1996  (Commencement  of Operations)  through October
  31, 1996.
2 Per share  information  is  calculated  using the average  outstanding  shares method.
3 Non-annualized.
4 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares expense ratio by .02% for the year ended October 31, 2000. These arrangements had no effect on the Advisor Class shares expense ratio for each of the years or period ending October 31, 1999, 1998, 1997 and 1996. The Advisor Class shares operating expense ratio after reflecting these arrangements was 1.45% for each of the years or period ended October 31, 2000, 1999, 1998, 1997 and 1996.
5 Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Fixed Income Fund (the "Fixed Income Fund"), a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as amended (1940 Act), as a diversified, open-end management investment company. The Warburg Pincus Global Fixed Income Fund (the "Global Fixed Income Fund"), a Maryland Corporation, is registered under the 1940 Act as a non-diversified, open-end management investment company (each, a "Fund" and collectively, the "Funds").

   Investment objectives for each Fund are as follows: the Fixed Income Fund seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation; and the Global Fixed Income Fund seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

   The Funds offer two classes of shares, one class being referred to as the Common Class shares and one class being referred to as the Advisor Class shares. Common and Advisor Class shares in each Fund represent an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Advisor Class shares for each Fund bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's outstanding Advisor Class shares. The Advisor Class shares for the Fixed Income Fund currently bear expenses of .25% of average daily net assets. The Advisor Class shares of the Global Fixed Income Fund currently bear expenses of .50% of average daily net assets.

   The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using market quotations. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations are not readily available, securities and other assets are valued by another method that the Fund's Board believe accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.

   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fixed Income Fund and the Global Fixed Income Fund isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   The Funds may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Funds' investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Funds to operational and other risks as well. Some countries may have restrictions that could limit the Funds access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   The Funds may invest in fixed income securities rated below investment grade. While the market values of these securities tend to react less to fluctuations in interest rate levels than do those of investment grade securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. Issuers of such securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

   Each Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly-traded securities, and they may be difficult or impossible to sell at the time and at the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund's security.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly for the Fixed Income Fund. Dividends from net investment income are declared and paid quarterly for the Global Fixed Income Fund. Distributions for all Funds of net realized capital gains, if any, are declared and paid at least annually for both Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management, LLC ("CSAM"), the Fund's investment adviser (collectively the "Warburg Funds"), may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At October 31, 2000, the Funds had no investments in repurchase agreements.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the year ended October 31, 2000, the Funds received credits or reimbursements under this arrangement as follows:

           FUND                                            AMOUNT
           ----                                           --------
           Fixed Income                                   $65,633
           Global Fixed Income                             23,380


2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Pursuant to Investment Advisory Agreements, CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment advisor for the Funds described herein.

   For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

           FUND                                           ANNUAL RATE
           ----                                ---------------------------------
           Fixed Income                         .50% of average daily net assets
           Global Fixed Income                 1.00% of average daily net assets

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR-- (CONT'D)

   For the year ended October 31, 2000, investment advisory fees and voluntary waivers were as follows:

                                             GROSS                       NET
           FUND                          ADVISORY FEE     WAIVER    ADVISORY FEE
           ----                          ------------   ----------   -----------
           Fixed Income                  $1,681,883     $ (81,285)   $1,600,598
           Global Fixed Income            1,214,634      (619,726)      594,908

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as co-administrator to each Fund. PFPC Inc. ("PFPC"), an indirect subsidiary of PNC Financial Services Group, Inc., also serves as each Fund's co-administrator. For its administrative services, CSAMSI, currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the year ended October 31, 2000, administrative services fees earned by CSAMSI were as follows:

           FUND                                            CO-ADMINISTRATION FEE
           ----                                            ---------------------
           Fixed Income                                          $336,377
           Global Fixed Income                                    121,463

   For its administrative services through July 31, 2000, PFPC received a fee calculated at an annual rate of .05% of each Fund's average daily net assets, exclusive of out-of-pocket expenses.

   Effective August 1, 2000, for its administrative services, PFPC receives a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                        ANNUAL RATE
           ---------------------------          --------------------------------
           First $150 million                   .07% of average daily net assets
           Next $150 million                    .06% of average daily net assets
           Over $300 million                    .05% of average daily net assets

   For the year ended October 31, 2000, administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                                   NET
     FUND                 CO-ADMINISTRATION FEE   WAIVER   CO-ADMINISTRATION FEE
     ----                 ---------------------   ------   ---------------------
     Fixed Income               $193,192            $0            $193,192
     Global Fixed Income          72,613             0              72,613

   In addition to serving as each Fund's co-administrator, CSAMSI served as distributor of each Fund's shares until January 1, 2000. On January 1, 2000, Provident Distributors, Inc. ("PDI") replaced CSAMSI as distributor to each Fund. On August 1, 2000 CSAMSI replaced PDI as distributor to each Fund. No compensation is paid by the Common Class shares for distribution

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR-- (CONT'D)

services. Also, no compensation was payable by any of the Funds to PDI for distribution services. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Advisor Class shares of the Fixed Income Fund, and .50% of the average daily net assets of the Advisor Class shares of the Global Fixed Income Fund. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the year ended October 31, 2000, shareholder servicing and distribution fees were as follows:

                                                   SHAREHOLDER SERVICING/
           FUND                                       DISTRIBUTION FEE
           ----                                    ----------------------
           Fixed Income                                  $16,570
           Global Fixed Income                               128


3. LINE OFCREDIT

   The Funds, together with other Funds advised by CSAM, have established a $350 million committed, and a $75 million uncommitted, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Fund share redemption. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Credit Facility which is allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition, the participating Funds will pay interest on borrowing at the Federal funds rate plus .50%. At October 31, 2000, the Funds had no borrowings under the credit facility.

4. INVESTMENTS IN SECURITIES

   For the year ended October 31, 2000, purchases and sales of investment securities (excluding short-term investments) and U.S. government and agency obligations were as follows:


                                                           U.S. GOVERNMENT AND
                           INVESTMENT SECURITIES           AGENCY OBLIGATIONS
                       ----------------------------    ----------------------------
   FUND                 PURCHASES         SALES          PURCHASES         SALES
   ----                ------------    ------------    ------------    ------------
Fixed Income           $136,351,756    $171,095,804    $683,899,887    $684,344,625
Global Fixed Income      72,941,156      96,495,201      42,788,727      28,585,252

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

4. INVESTMENTS IN SECURITIES -- (CONT'D)

   For the year ended October 31, 2000, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:


                                                                          NET
                                  UNREALIZED      UNREALIZED    UNREALIZED APPRECIATION/
           FUND                  APPRECIATION    DEPRECIATION       (DEPRECIATION)
           ----                  ------------    ------------   ------------------------
     Fixed Income                 $2,518,023     $(9,160,979)        $(6,642,956)
     Global Fixed Income           1,005,257      (8,242,650)         (7,237,393)


5. FORWARD FOREIGN CURRENCY CONTRACTS

   The Funds may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise from movements in the value of a foreign currency relative to the U.S. dollar and from the potential default of counterparties to the contract. Each Fund will enter into forward contracts primarily for hedging purposes. However, on occasion the Funds may enter into forward contracts for speculative purposes, which may increase the Fund's investment risk. Forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

   At October 31, 2000, the Global Fixed Income Fund had the following open forward foreign currency contracts:


                                                                                                UNREALIZED
                                                                                                 FOREIGN
                           EXPIRATION    FOREIGN CURRENCY       CONTRACT         CONTRACT        EXCHANGE
FORWARD CURRENCY CONTRACT     DATE          TO BE SOLD           AMOUNT           VALUE         GAIN/(LOSS)
-------------------------   --------      --------------      -------------    -----------     ------------
European Economic Unit      01/19/01          20,555,000      $17,545,417      $17,484,083       $ 61,334
Japanese Yen                01/19/01       1,072,500,000       10,075,151        9,960,511        114,640
Danish Krona                01/19/01          42,400,000        4,852,369        4,842,449          9,920
South African Rand          01/19/01           7,000,000          915,451          918,189         (2,738)
                                                              -----------      -----------       --------
                                                              $33,388,388      $33,205,232       $183,156
                                                              ===========      ===========       ========

6. FUTURES CONTRACTS

   Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund is required to make a deposit of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

6. FUTURES CONTRACTS -- (CONT'D)

by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2000, the Global Fixed Income Fund had the following open futures contracts:


                                                                                                UNREALIZED
                                    NUMBER OF   EXPIRATION       CONTRACT        CONTRACT     APPRECIATION/
FUTURES CONTRACTS                   CONTRACTS      DATE           AMOUNT           VALUE      (DEPRECIATION)
-----------------                   ---------   ----------      -----------     ----------    --------------
U.S. Treasury 30 Year Note Futures       6      12/01/2000      $  596,661      $  599,063       $(2,402)
U.S. Treasury 10 Year Note Futures      26      12/19/2000       2,640,219       2,618,282        21,937
U.S. Treasury 5 Year Note Futures        4      12/19/2000         404,649         402,750         1,899
                                        --                      ----------      ----------       -------
                                        36                      $3,641,529      $3,620,095       $21,434
                                        ==                      ==========      ==========       =======

7. CAPITAL SHARE TRANSACTIONS

   The Global Fixed Income Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as the Advisor Class shares. The Fixed Income Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class and an unlimited number of shares are classified as the Advisor Class.

   Transactions in classes of each Fund were as follows:


                                                                    FIXED INCOME FUND
                  -----------------------------------------------------------------------------------------------------------
                                     COMMON CLASS SHARES                                     ADVISOR CLASS SHARES
                  ---------------------------------------------------------   -----------------------------------------------
                      FOR THE YEAR ENDED           FOR THE YEAR ENDED           FOR THE YEAR ENDED        FOR THE YEAR ENDED
                       OCTOBER 31, 2000             OCTOBER  31,1999             OCTOBER 31, 2000          OCTOBER 31,1999
                  ---------------------------   ---------------------------   ----------------------    ---------------------
                    SHARES          VALUE           SHARES        VALUE        SHARES       VALUE       SHARES        VALUE
                  -----------   -------------   -----------   -------------   --------   -----------    -------    ----------
Shares sold        19,421,025   $ 189,250,352    18,227,693   $ 185,177,834     88,976   $   867,108    439,586    $4,390,502
Shares issued in
  reinvestment
  of dividends      1,964,108      19,106,111     2,122,951      21,509,897     42,960       417,711     21,355       215,485
Shares
  repurchased     (30,277,964)   (295,032,990)  (21,257,886)   (215,896,103)  (125,800)   (1,226,086)   (65,295)     (657,513)
                  -----------   -------------   -----------   -------------   --------   -----------    -------    ----------
Net increase/
  (decrease)       (8,892,831   $ (86,676,527)     (907,242)  $  (9,208,372)     6,136   $    58,733    395,646    $3,948,474
                  ===========   =============   ===========   =============   ========   ===========    =======    ==========

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                             GLOBAL FIXED INCOME FUND
                  ---------------------------------------------------------------------------------------------------
                                    COMMON CLASS SHARES                             ADVISOR CLASS SHARES
                  -----------------------------------------------------   -------------------------------------------
                      FOR THE YEAR ENDED         FOR THE YEAR ENDED       FOR THE YEAR ENDED    FOR THE YEAR ENDED
                       OCTOBER 31, 2000           OCTOBER 31,1999          OCTOBER 31, 2000      OCTOBER 31,1999
                  -------------------------   -------------------------   -----------------    ----------------------
                    SHARES        VALUE         SHARES        VALUE       SHARES    VALUE       SHARES       VALUE
                  ----------   ------------   ----------   ------------   ------   --------    --------   -----------
Shares sold        4,318,956   $ 42,764,658    7,349,863   $ 77,695,811       51   $    525       6,616   $    69,749
Shares issued in
  reinvestment
  of dividends     1,126,679     11,111,508      712,944      7,433,475      117      1,214      14,067       148,402
Shares
  repurchased     (6,164,691)   (61,327,472)  (9,371,367)   (98,813,056)  (4,637)   (48,771)   (630,756)   (6,705,155)
                  ----------   ------------   ----------   ------------   ------   --------    --------   -----------
Net increase/
  (decrease)        (719,056)  $ (7,451,306)  (1,308,560)  $(13,683,770)  (4,469)  $(47,032)   (610,073)  $(6,487,004)
                  ==========   ============   ==========   ============   ======   ========    ========   ===========

8. CAPITAL LOSS CARRYOVER

   At October 31, 2000, capital loss carryovers available to offset possible future capital gains of each Fund were as follows:


                                    CAPITAL LOSS CARRYOVER EXPIRES IN
                       --------------------------------------------------------------  TOTAL CAPITAL
   FUND                  2002        2003         2006          2007          2008     LOSS CARRYOVER
   ------------        --------    --------    ----------    ----------    ----------  --------------
Fixed Income           $      0    $      0    $        0    $1,940,565    $9,930,643    $11,871,208
Global Fixed Income     517,856     329,870     6,945,772     5,824,681     3,060,576     16,678,755

9. RECLASSIFICATION OF COMPOSITION OF NET ASSETS

   At October 31, 2000, accumulated undistributed net investment income and accumulated net realized loss from investments and foreign currency related transactions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions. The Fixed Income and Global Fixed Income Funds reclassified ($191) and $5,484,155, respectively, from accumulated net realized loss on investments and foreign currency related transactions to accumulated undistributed net investment income.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

10. OTHER FINANCIAL HIGHLIGHTS

   Each Fund currently offers one other class of shares, the Common Class shares, representing equal pro rata interests in each of the respective Funds. The financial highlights for a Common Class share of each Fund are as follows:


                                                                               FIXED INCOME FUND
                                                  ----------------------------------------------------------------------------
                                                                                 COMMON CLASS
                                                  ----------------------------------------------------------------------------
                                                    2000             1999             1998             1997             1996
                                                  --------         --------         --------         --------         --------
PER-SHARE DATA
  Net asset value, beginning of year              $   9.89         $  10.41         $  10.43         $  10.10         $  10.07
                                                  --------         --------         --------         --------         --------
INVESTMENT ACTIVITIES:
  Net investment income                               0.64             0.57             0.59             0.62             0.63
  Net gains (losses) from investments and
    foreign currency related transactions
    (both realized and unrealized)                   (0.11)           (0.48)            0.07             0.33             0.03
                                                  --------         --------         --------         --------         --------
      Total from investment activities                0.53             0.09             0.66             0.95             0.66
                                                  --------         --------         --------         --------         --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income               (0.64)           (0.57)           (0.59)           (0.62)           (0.63)
  Distributions from net realized gains               0.00            (0.04)           (0.09)            0.00             0.00
                                                  --------         --------         --------         --------         --------
      Total dividends and distributions              (0.64)           (0.61)           (0.68)           (0.62)           (0.63)
                                                  --------         --------         --------         --------         --------
NET ASSET VALUE, END OF YEAR                      $   9.78         $   9.89         $  10.41         $  10.43         $  10.10
                                                  ========         ========         ========         ========         ========
      Total return                                    5.59%            0.92%            6.48%            9.78%            6.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)            $302,188         $393,433         $423,536         $265,453         $151,184
  Ratio of expenses to average net assets1            0.77%            0.76%            0.75%            0.75%            0.76%
  Ratio of net income to average net assets           6.53%            5.63%            5.64%            6.05%            6.30%
  Decrease reflected in above operating
    ratios due to waivers/reimbursements              0.02%            0.04%            0.04%            0.08%            0.15%
Portfolio turnover rate                             247.21%          144.02%          124.04%          129.06%          194.23%

--------------------------------------------------------------------------------

1 Interest  earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .02%, .01%, .00%, .00% and .01% for the years ending October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .75% for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

10. OTHER FINANCIAL HIGHLIGHTS -- (CONT'D)


                                                                               GLOBAL FIXED INCOME FUND
                                                     ----------------------------------------------------------------------------
                                                                                    COMMON CLASS
                                                     ----------------------------------------------------------------------------
                                                       2000             1999             1998             1997             1996
                                                     --------         --------         --------         --------         --------
PER-SHARE DATA
  Net asset value, beginning of year                 $  10.25         $  10.62         $  10.91         $  11.17         $  11.04
                                                     --------         --------         --------         --------         --------
INVESTMENT ACTIVITIES:
  Net investment income                                  0.56             0.52             0.58             0.54             0.62
  Net gains (losses) from investments and
    foreign currency related transactions
    (both realized and unrealized)                      (0.13)           (0.29)           (0.16)            0.08             0.57
                                                     --------         --------         --------         --------         --------
      Total from investment activities                   0.43             0.23             0.42             0.62             1.19
                                                     --------         --------         --------         --------         --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                  (0.76)           (0.59)           (0.71)           (0.34)           (1.06)
  Dividends in excess of net investment
    income                                              (0.21)           (0.01)            0.00             0.00             0.00
  Distributions from net realized gains                  0.00             0.00             0.00            (0.54)            0.00
                                                     --------         --------         --------         --------         --------
      Total dividends and distributions                 (0.97)           (0.60)           (0.71)           (0.88)           (1.06)
                                                     --------         --------         --------         --------         --------
NET ASSET VALUE, END OF YEAR                         $   9.71         $  10.25         $  10.62         $  10.91         $  11.17
                                                     ========         ========         ========         ========         ========
      Total return                                       4.37%            2.18%            4.10%            5.76%           11.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)               $121,309         $135,327         $154,131         $194,731         $131,072
  Ratio of expenses to average net assets1               0.97%            0.96%            0.95%            0.96%            0.95%
  Ratio of net income to average net assets              5.51%            5.00%            5.21%            5.40%            6.78%
  Decrease reflected in above operating
    ratios due to waivers/reimbursements                 0.51%            0.57%            0.46%            0.39%            0.56%
Portfolio turnover rate                                100.84%          365.02%          233.73%          202.92%          123.90%
--------------------------------------------------------------------------------

1 Interest  earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .02%, .01%, .00%, .01% and .00% for the years ending October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .95% for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996.

WARBURG PINCUS FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of

WARBURG, PINCUS FIXED INCOME FUND, INC.;
WARBURG, PINCUS GLOBAL FIXED INCOME FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Warburg, Pincus Fixed Income Fund, Inc. and Warburg, Pincus Global Fixed Income Fund, Inc., (all funds collectively referred to as the "Funds") at October 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Two Commerce Square
2001 Market Street
Philadelphia, Pennsylvania
December 15, 2000
                                       32

WARBURG PINCUS FIXED INCOME FUNDS
SHAREHOLDER TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   Each Fund is required by Subchapter M of the Code, to advise its shareholders within 60 days of each Fund's fiscal year end as to the U.S. federal tax status distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 2000, the following dividends and distributions per share were paid by each of the Funds:

                                   ORDINARY        % OF ORDINARY INCOME DIVIDEND
                                    INCOME                QUALIFYING FOR
FUND                               PER SHARE       DIVIDENDS RECEIVED DEDUCTION1
----------                         ----------      -----------------------------
                                                              1999
                                                              ----
PAYMENT DATES                      MONTH END
-------------                     ----------
Fixed Income                                                  8.68
  Common Shares                    $0.1060
  Advisor Shares                    0.1019

PAYMENT DATE                       12/07/99
----------------                   --------
Global Fixed Income                                           2.15
  Common Shares                    $0.3687


   The above information was provided to calendar year taxpayers on Form 1099-DIV mailed in January of 2000.

                                     ORDINARY      % OF ORDINARY INCOME DIVIDEND
                                       INCOME              QUALIFYING FOR
FUND                                 PER SHARE     DIVIDENDS RECEIVED DEDUCTION1
----------                           ---------     -----------------------------
                                                              2000
                                                              ----
PAYMENT DATES                       MONTH END
-------------                       ---------
Fixed Income                                                  2.80
  Common Shares                     $0.5337
  Advisor Shares                     0.5134

PAYMENT DATES              03/31/00, 06/30/00, 09/29/00
-------------              ----------------------------
Global Fixed Income                                           1.40
  Common Shares                     $0.6000
  Advisor Shares                     0.6000

   Because the fiscal year of the Funds is not a calendar year, another notification will be sent with respect to calendar year 2000. The second notification, which will reflect the amount to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2001.

----------
1 Available to Corporate Shareholders only.

                                       33

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

                                 WARBURG PINCUS
                                     ADVISOR
                                      FUNDS

                               CREDIT SUISSE ASSET
                                   MANAGEMENT
                                SECURITIES, INC.,
                                   DISTRIBUTOR

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

                               [GRAPHICS OMITTED]

                              WARBURG PINCUS FUNDS
                     PART OF CREDIT SUISSE ASSET MANAGEMENT

                                                                    ADBDF-2-1000